Note 13 - Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income	$ 112,775,678	$ 114,549,279	$ 106,244,916
Weighted average common shares –outstanding, basic (in shares)	6,938,204	6,931,280	7,181,561
Basic earnings per share (in dollars per share)	$ 16.25	$ 16.53	$ 14.79
Dilutive effect of non-vested shares (in shares)	23,062	4,780	8,546
Weighted average common shares –outstanding, diluted (in shares)	6,961,266	6,936,060	7,190,107
Diluted earnings per share (in dollars per share)	$ 16.2	$ 16.52	$ 14.78